STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

Principal
Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—106.9%
California—98.8%
$ 1,000,000	Adelanto, CA Community Facilities District Special
	Tax No. 2006-2	5.000%	09/01/2045	$ 1,077,990
2,675,000	Adelanto, CA Elementary School District
	Community Facilities District No. 1	5.250	09/01/2026	2,677,728
1,630,000	Adelanto, CA Elementary School District
	Community Facilities District No. 1	5.400	09/01/2036	1,631,271
25,000	Adelanto, CA Improvement Agency, Series B	5.500	12/01/2023	25,007
1,220,000	Adelanto, CA Public Utility Authority	5.000	07/01/2024	1,224,880
5,710,000	Adelanto, CA Public Utility Authority	5.000	07/01/2039	5,858,346
2,000,000	Adelanto, CA Public Utility Authority	5.000	07/01/2039	2,346,080
6,620,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	6,676,535
1,270,000	Alhambra, CA (Atherton Baptist Homes)	7.500	01/01/2030	1,320,203
1,000,000	Alhambra, CA (Atherton Baptist Homes)	7.625	01/01/2040	1,040,350
3,375,000	Alta Loma, CA School District[1]	5.000	08/01/2044	3,923,134
1,350,000	Anaheim, CA Public Financing Authority	5.000	05/01/2034	1,539,499
25,000	Apple Valley, CA Redevel. Agency Tax Allocation	5.000	06/01/2032	25,020
600,000	Arvin, CA Community Redevel. Agency Tax
	Allocation	6.500	09/01/2038	600,216
1,250,000	Atwater, CA Wastewater	5.000	05/01/2040	1,455,812
1,300,000	Atwater, CA Wastewater	5.000	05/01/2043	1,512,043
765,000	Azusa, CA Special Tax Community Facilities
	District No. 05-1	5.000	09/01/2021	771,701
415,000	Bakersfield, CA Improvement Bond Act 1915	5.350	09/02/2022	298,800
1,130,000	Bakersfield, CA Improvement Bond Act 1915	5.400	09/02/2025	813,600
1,170,000	Bakersfield, CA Improvement Bond Act 1915	7.375	09/02/2028	1,173,346
750,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2036	800,092
115,000	Beaumont, CA Financing Authority, Series A	5.125	09/01/2028	123,509
120,000	Beaumont, CA Financing Authority, Series A	5.250	09/01/2029	128,911
250,000	Beaumont, CA Financing Authority, Series A	5.625	09/01/2032	270,492
4,405,000	Beaumont, CA Financing Authority, Series A	5.875	09/01/2042	4,765,549
1,500,000	Beaumont, CA Financing Authority, Series A	6.375	09/01/2042	1,623,285
5,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	5,007
1,560,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2025	1,751,256
635,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2034	684,854
125,000	Beaumont, CA Special Tax Community Facilities
	District No. 2016-1 (Fairway Canyon)	5.000	09/01/2030	142,574
140,000	Beaumont, CA Special Tax Community Facilities
	District No. 2016-1 (Fairway Canyon)	5.000	09/01/2031	158,432
775,000	Beaumont, CA Special Tax Community Facilities
	District No. 2016-1 (Fairway Canyon)	5.000	09/01/2049	852,934
500,000	Blythe, CA Community Facilities District Special
	Tax (Hidden Beaches)	5.300	09/01/2035	503,805
1,000,000	Blythe, CA Redevel. Agency (Redevel. Project No.
	1 Tax Allocation)	5.000	05/01/2038	1,075,670
2,095,000	Blythe, CA Redevel. Agency (Redevel. Project No.
	1 Tax Allocation)[1]	9.750	05/01/2038	2,345,457
1,010,000	Brea, CA Redevel. Agency	6.591 [2]	08/01/2031	458,843
2,930,000	Brea, CA Redevel. Agency	6.675 [2]	08/01/2032	1,229,252

1 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 2,300,000	Brea, CA Redevel. Agency	6.830%[2]	08/01/2033	$ 885,316
5,000,000	Brea, CA Redevel. Agency	6.869 [2]	08/01/2034	1,767,100
35,000	Butte County, CA Hsg. Authority (Affordable Hsg.
	Pool)	7.000	10/01/2020	35,367
3,000,000	CA ABAG Finance Authority for NonProfit
	Corporations (Casa De Las Campanas)	6.000	09/01/2037	3,169,830
25,000	CA ABAG Finance Authority for NonProfit
	Corporations COP (Palo Alto Gardens
	Apartments)	5.350	10/01/2029	25,042
15,000	CA Bay Area Governments Association	4.125	09/01/2019	15,023
2,845,000	CA Communities Transportation Revenue COP	6.000	06/01/2042	3,177,979
2,500,000	CA Community College Financing Authority
	(NCCD-Orange Coast Properties)	5.250	05/01/2053	2,814,550
2,500,000	CA Community Hsg. Agency (Annadel
	Apartments)	5.000	04/01/2049	2,663,575
4,610,000	CA County Tobacco Securitization Agency	4.000	06/01/2029	4,669,976
3,445,000	CA County Tobacco Securitization Agency	4.461 [2]	06/01/2033	1,547,115
62,110,000	CA County Tobacco Securitization Agency	5.305 [2]	06/01/2046	10,987,259
45,600,000	CA County Tobacco Securitization Agency	5.368 [2]	06/01/2057	1,584,600
55,250,000	CA County Tobacco Securitization Agency	6.045 [2]	06/01/2057	1,334,840
51,500,000	CA County Tobacco Securitization Agency	6.695 [2]	06/01/2057	1,491,955
71,700,000	CA County Tobacco Securitization Agency	6.998 [2]	06/01/2055	4,114,863
320,360,000	CA County Tobacco Securitization Agency	7.548 [2]	06/01/2055	15,950,724
309,500,000	CA County Tobacco Securitization Agency	8.248 [2]	06/01/2055	15,731,885
850,000	CA County Tobacco Securitization Agency (TASC)	5.100 [3]	06/01/2028	850,255
3,725,000	CA County Tobacco Securitization Agency (TASC)	5.125	06/01/2038	3,724,851
1,390,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	1,404,970
12,270,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2035	12,394,909
2,110,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	2,140,067
10,835,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2035	10,839,117
18,355,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	18,532,126
9,670,000	CA County Tobacco Securitization Agency (TASC)	6.125	06/01/2038	9,669,420
41,800,000	CA County Tobacco Securitization Agency (TASC)	7.070 [2]	06/01/2046	5,892,964
290,000	CA Dept. of Water Resources (Center Valley)[4]	5.250	12/01/2035	307,132
9,710,000	CA Dept. of Water Resources (Center Valley)[4]	5.250	12/01/2035	10,283,618
5,000,000	CA Educational Facilities Authority (Pepperdine
	University)	5.000	10/01/2049	5,754,050
2,730,000	CA Educational Facilities Authority (University of
	San Francisco)	5.000	10/01/2043	3,206,494
635,000	CA Educational Facilities Authority (University of
	San Francisco)	6.125	10/01/2036	706,285
615,000	CA Educational Facilities Authority (University of
	San Francisco)	6.125	10/01/2036	683,259
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp. )	8.500	04/01/2031	2,624,575
25,150,000	CA GO4	5.000	09/01/2034	29,281,709
13,000,000	CA GO	5.000	08/01/2035	15,631,850
10,000,000	CA GO	5.000	08/01/2036	11,794,800
3,550,000	CA GO	5.000	02/01/2038	3,823,137
25,000	CA GO	5.250	06/01/2021	25,076

2 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$5,000	CA GO	5.500%	10/01/2022	$ 5,084
5,000	CA GO	5.750	05/01/2030	5,017
1,500,000	CA GO	6.000	03/01/2033	1,555,725
15,000	CA GO	6.250	10/01/2019	15,301
50,000	CA GO	6.250	10/01/2019	51,005
3,000,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2047	2,944,800
2,500,000	CA Golden State Tobacco Securitization Corp.
	(TASC)	5.000	06/01/2040	2,820,550
2,030,000	CA Health Facilities Financing Authority
	(Community Programs for Persons with
	Developmental Disabilities)	6.250	02/01/2026	2,186,168
14,215,000	CA Health Facilities Financing Authority
	(Providence Health & Service/Provident Health
	System-Oregon Obligated Group)[4]	5.500	10/01/2039	14,438,894
13,500,000	CA Health Facilities Financing Authority (SHlth/
	EMC/MPHS/PAMFHCR&E/SCHosp/SCVH/SEBH/
	SGMF/SHSSR/SMF/SMCCV Obligated Group)[4]	5.250	08/15/2031	14,548,005
10,000,000	CA Health Facilities Financing Authority (SHlth/
	SBH/SVNA&H/SVMF/SVlyH/SCHosp/SEBH/SBMF
	Obligated Group)	5.000	11/15/2048	11,587,400
5,000,000	CA Health Facilities Financing Authority (SJHS/
	SJHCN/SJHE/SJHO Obligated Group)	5.750	07/01/2039	5,033,000
885,000	CA Independent Cities Finance Authority Mobile
	Home Park (Hacienda Valley Estates)	5.000	11/15/2034	981,191
1,000,000	CA Independent Cities Finance Authority Mobile
	Home Park (Lamplighter Salinas)	6.250	07/15/2045	1,045,510
1,000,000	CA Independent Cities Finance Authority Mobile
	Home Park (Rancho Del Sol & Grandview)	5.500	05/15/2047	1,078,050
1,000,000	CA Independent Cities Finance Authority Mobile
	Home Park (Union City Tropics)[1]	5.000	05/15/2048	1,155,110
2,000,000	CA Infrastructure and Economic Devel.
	(AOMPAAS/TVSRF/AcadF/AFound/AMF Obligated
	Group)	5.000	11/01/2041	2,226,020
65,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	70,234
510,000	CA Municipal Finance Authority (Caritas
	Acquisitions/Caritas Corp. Obligated Group)	6.400	08/15/2045	540,559
250,000	CA Municipal Finance Authority (Casa Griffin
	Apartments)	5.750	10/01/2034	256,107
3,750,000	CA Municipal Finance Authority (CHCC/FCHMC
	Obligated Group)	5.000	02/01/2034	4,295,437
4,000,000	CA Municipal Finance Authority (CHCC/FCHMC
	Obligated Group)	5.000	02/01/2035	4,569,720
2,000,000	CA Municipal Finance Authority (CHCC/FCHMC
	Obligated Group)	5.000	02/01/2036	2,278,540
1,000,000	CA Municipal Finance Authority (CHCC/FCHMC
	Obligated Group)	5.000	02/01/2037	1,135,690
4,250,000	CA Municipal Finance Authority (CHF-Davis-West
	Village Student Hsg. )	5.000	05/15/2043	4,849,122

3 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 3,000,000	CA Municipal Finance Authority (CHF-Riverside-
	UCR Dundee Glasgow Student Hsg. )	5.000%	05/15/2043	$ 3,438,780
1,000,000	CA Municipal Finance Authority (Emerson
	College)	5.750	01/01/2033	1,112,500
1,000,000	CA Municipal Finance Authority (Emerson
	College)	6.000	01/01/2042	1,119,010
500,000	CA Municipal Finance Authority (Goodwill
	Sacramento Valley & Northern Nevada)	5.750	01/01/2022	518,160
1,070,000	CA Municipal Finance Authority (Goodwill
	Sacramento Valley & Northern Nevada)	6.625	01/01/2032	1,128,871
2,135,000	CA Municipal Finance Authority (Goodwill
	Sacramento Valley & Northern Nevada)	6.875	01/01/2042	2,261,328
8,000,000	CA Municipal Finance Authority (Lax Integrated
	Express Solutions)	5.000	12/31/2036	9,260,800
18,200,000	CA Municipal Finance Authority (Lax Integrated
	Express Solutions)	5.000	12/31/2043	20,793,864
1,500,000	CA Municipal Finance Authority (OCEAA)	7.000	10/01/2039	1,501,095
7,500,000	CA Municipal Finance Authority (Orange County
	Civic Center)	5.000	06/01/2043	8,849,175
26,360,000	CA Municipal Finance Authority (Orange County
	Civic Center)	5.000	06/01/2048	30,952,966
1,750,000	CA Municipal Finance Authority (Pilgrim Place
	Claremont)	5.875	05/15/2029	1,752,765
1,000,000	CA Municipal Finance Authority (Pilgrim Place
	Claremont)	6.125	05/15/2039	1,001,670
600,000	CA Municipal Finance Authority (Southwestern
	Law School)	6.500	11/01/2031	673,446
1,250,000	CA Municipal Finance Authority (Southwestern
	Law School)	6.500	11/01/2041	1,390,950
5,000,000	CA Municipal Finance Authority Mobile Home
	Park (Caritas Acquisitions)	5.500	08/15/2047	5,346,200
1,200,000	CA Municipal Finance Authority Mobile Home
	Park (Caritas Affordable Housing)	5.250	08/15/2039	1,342,224
2,000,000	CA Pollution Control Financing Authority
	(Aemerge Redpak Services Southern CA)	8.000	12/01/2027	1,900,800
3,500,000	CA Pollution Control Financing Authority
	(Aemerge Redpak Services Southern California)	7.000	12/01/2027	3,326,400
1,425,000	CA Pollution Control Financing Authority
	(Calplant I)	7.500	07/01/2032	1,491,562
1,900,000	CA Pollution Control Financing Authority
	(Calplant I)	8.000	07/01/2039	2,061,823
1,500,000	CA Pollution Control Financing Authority (San
	Diego County Water Authority)	5.000	11/21/2045	1,726,890
1,400,000	CA Public Finance Authority Charter School
	(Laverne Elementary Preparatory Academy)	5.000	06/15/2049	1,418,634
11,905,000	CA Public Works	4.000	04/01/2033	13,146,334
2,795,000	CA Public Works	5.750	03/01/2030	2,896,179
2,500,000	CA Public Works	6.000	03/01/2035	2,595,625
365,000	CA Public Works	6.125	11/01/2029	373,552

4 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 8,370,000	CA Public Works	6.375%	11/01/2034	$ 8,576,488
2,000,000	CA Public Works (California State Prisons)	5.750	10/01/2031	2,180,940
900,000	CA Public Works (Dept. of Mental Health)	5.000	11/01/2031	902,232
1,250,000	CA Public Works (Judicial Council)	5.000	12/01/2031	1,347,162
1,250,000	CA School Finance Authority School Facility
	(Escuela Popular Del Pueblo)	6.250	07/01/2037	1,270,612
870,000	CA School Finance Authority School Facility (Kipp
	LA Schools)	5.000	07/01/2047	971,807
12,650,000	CA Silicon Valley Tobacco Securitization Authority	5.845 [2]	06/01/2047	2,133,549
50,000,000	CA Silicon Valley Tobacco Securitization Authority	7.108 [2]	06/01/2056	3,941,000
18,420,000	CA Silicon Valley Tobacco Securitization Authority	8.818 [2]	06/01/2036	6,925,367
10,000,000	CA Silicon Valley Tobacco Securitization Authority 10.496 [2]	10.496 [2]	06/01/2041	2,734,100
100,000	CA Statewide CDA	4.446 [2]	09/01/2028	51,236
100,000	CA Statewide CDA	5.078 [2]	09/01/2034	32,511
50,000	CA Statewide CDA	6.750	09/01/2037	50,061
2,625,000	CA Statewide CDA (Bentley School)	7.000	07/01/2040	2,773,024
2,750,000	CA Statewide CDA (Cathedral City Heritage Park/
	Glendale Heritage Park Obligated Group)	5.200	06/01/2036	2,760,972
1,200,000	CA Statewide CDA (CHF-Irvine)	5.000	05/15/2040	1,346,508
1,375,000	CA Statewide CDA (Front Porch Communities &
	Services)	5.000	04/01/2047	1,568,916
1,400,000	CA Statewide CDA (Guidance Charter School)[5,6]	6.500	07/01/2037	546,000
5,100,000	CA Statewide CDA (Guidance Charter School)[5,6]	6.750	07/01/2052	1,989,000
5,000,000	CA Statewide CDA (Loma Linda University
	Medical Center)	5.500	12/01/2058	5,685,600
1,000,000	CA Statewide CDA (Methodist Hospital of
	Southern California)	5.000	01/01/2043	1,128,440
2,019,578	CA Statewide CDA (Microgy Holdings)[5,6]	9.000	12/01/2038	20
3,375,000	CA Statewide CDA (NCCD-Hooper Street -
	College of the Arts)	5.250	07/01/2049	3,648,105
2,735,000	CA Statewide CDA (Orinda Wilder)	5.000	09/01/2037	2,979,728
2,915,000	CA Statewide CDA (Yucaipa Valley Water
	Reservoir)	6.000	09/02/2044	2,928,526
2,000,000	CA Statewide CDA School Facilities (47th &
	Main)	6.375	07/01/2047	2,142,180
65,000	CA Statewide CDA Special Tax Community
	Facilities District No. 97	3.872 [2]	09/01/2022	53,897
10,000	CA Statewide CDA Water	7.000	07/01/2022	10,013
8,550,000	CA Statewide Financing Authority Tobacco
	Settlement (TASC)	6.000	05/01/2037	8,609,251
1,045,000	CA Statewide Financing Authority Tobacco
	Settlement (TASC)	6.000	05/01/2037	1,052,242
45,000	CA Statewide Financing Authority Tobacco
	Settlement (TASC)	6.000	05/01/2043	45,262
175,000	CA Statewide Financing Authority Tobacco
	Settlement (TASC)	6.000	05/01/2043	176,020
1,320,000	CA Valley Sanitation District	5.200	09/02/2030	1,330,085
2,500,000	Calexico, CA Community Facilities District No.
	2005-1 Special Tax (Hearthstone)[7]	5.500	09/01/2036	700,000

5 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 2,325,000	Calexico, CA Community Facilities District No.
	2005-1 Special Tax (Hearthstone)[7]	5.550%	09/01/2036	$ 999,750
35,000	Calexico, CA Community Redevel. Agency Tax
	Allocation (Central Business District & Residential
	Redevel. )	7.250	08/01/2033	38,731
25,000	Carlsbad, CA Improvement Bond Act 1915	5.500	09/02/2028	25,206
100,000	Carson, CA Public Financing Authority
	(Remediation)	6.500	10/01/2036	102,079
70,000	Carson, CA Redevel. Agency	4.500	01/01/2032	70,138
925,000	Castaic, CA Union School District Community
	Facilities District No. 92-1	9.000	10/01/2019	941,123
3,035,000	Central Basin, CA Municipal Water District	5.000	08/01/2044	3,402,599
1,100,000	Chino, CA Public Financing Authority	5.000	09/01/2034	1,259,038
865,000	Chino, CA Public Financing Authority	5.000	09/01/2035	988,401
12,480,000	Chula Vista, CA Industrial Devel. (San Diego Gas
	& Electric Company)	4.000	05/01/2039	12,482,122
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas
	& Electric Company)	5.875	01/01/2034	2,007,260
5,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas
	& Electric Company)	5.875	02/15/2034	5,018,150
1,060,000	Clovis, CA Wastewater	5.250	08/01/2030	1,264,294
500,000	Clovis, CA Wastewater	5.250	08/01/2031	594,745
715,000	Coachella, CA Community Facilities District No.
	2018-1 (Glenroy)	5.000	09/01/2030	785,292
1,090,000	Coachella, CA Community Facilities District No.
	2018-1 (Glenroy)	5.000	09/01/2038	1,174,126
2,015,000	Coachella, CA Community Facilities District No.
	2018-1 (Glenroy)	5.000	09/01/2048	2,152,705
1,525,000	Coachella, CA Community Facilities District No.
	2018-1 (Glenroy)	5.000	09/01/2053	1,623,134
465,000	Colton, CA Community Facilities District Special
	Tax	7.500	09/01/2020	471,133
3,715,000	Compton, CA Community College District	6.750	08/01/2034	3,763,369
1,000,000	Compton, CA Public Finance Authority	5.250	09/01/2027	1,002,170
4,870,000	Corcoran, CA Hospital District	8.000	08/01/2034	4,915,973
935,000	Corona, CA Community Facilities District
	(Buchanan Street)	5.150	09/01/2036	935,935
110,000	Corona, CA Community Facilities District (Eagle
	Glen II)	6.000	09/01/2031	110,357
50,000	Daly City, CA Hsg. Devel. Finance Agency
	(Franciscan Mobile Home Park)	5.000	12/15/2037	50,108
915,000	Daly City, CA Hsg. Devel. Finance Agency (Third
	Tier Franciscan)	6.500	12/15/2047	916,446
1,220,000	Dehesa, CA School District	5.500	06/01/2044	1,397,864
1,855,000	Desert Hot Springs, CA Community Facilities
	District Special Tax	6.375	09/01/2038	1,914,490
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax
	Allocation	7.375	09/01/2039	3,796,371
1,000,000	Dinuba, CA Wastewater System	5.375	09/01/2038	1,007,060

6 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$15,000,000	East Bay, CA Municipal Utility District (Water
	System)[4]	5.000%	06/01/2036	$ 15,573,975
1,725,000	East Bay, CA Municipal Utility District (Water
	System)	5.000	06/01/2036	2,007,141
865,000	Fairfield, CA Community Facilities District Special
	Tax (Fairfield Commons)	6.875	09/01/2038	879,428
1,000,000	Fontana, CA Special Tax Community Facilities
	District No. 80	5.000	09/01/2046	1,110,590
5,145,000	Grossmont, CA Union High School District[4]	5.500	08/01/2030	5,196,329
4,895,000	Grossmont, CA Union High School District[4]	5.500	08/01/2031	4,943,841
500,000	Hollister, CA Redevel. Agency Tax Allocation	7.000	10/01/2032	511,060
1,600,000	Hollister, CA Redevel. Agency Tax Allocation
	(Hollister Community Devel. )	5.000	10/01/2030	1,835,120
1,305,000	Hollister, CA Redevel. Agency Tax Allocation
	(Hollister Community Devel. )	5.000	10/01/2032	1,491,837
1,430,000	Imperial County, CA Community Facilities District
	No. 2004-2 Special Tax	5.900	09/01/2037	1,442,141
630,000	Lake Elsinore, CA Public Financing Authority
	(Canyon Hills)	5.000	09/01/2032	670,364
335,000	Lake Elsinore, CA Public Financing Authority
	(Canyon Hills)	5.000	09/01/2037	354,852
1,175,000	Lake Elsinore, CA Public Financing Authority
	(Villages Wasson Canyon)	5.250	09/01/2038	1,234,901
420,000	Lammersville, CA School District Community
	Facilities District (Mountain House)	5.000 [3]	09/01/2025	440,609
375,000	Lammersville, CA School District Community
	Facilities District (Mountain House)	5.100 [3]	09/01/2026	393,727
885,000	Lammersville, CA School District Community
	Facilities District (Mountain House)	5.150 [3]	09/01/2027	929,153
1,000,000	Lammersville, CA School District Community
	Facilities District (Mountain House)	5.200 [3]	09/01/2028	1,047,920
500,000	Lammersville, CA School District Community
	Facilities District (Mountain House)	5.250 [3]	09/01/2029	523,620
500,000	Lammersville, CA School District Community
	Facilities District (Mountain House)	5.300 [3]	09/01/2030	524,235
1,000,000	Lammersville, CA School District Community
	Facilities District (Mountain House)	5.375 [3]	09/01/2032	1,047,440
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation
	(Comb Redevel. )	6.875	08/01/2034	1,692,044
430,000	Lancaster, CA Redevel. Agency Tax Allocation
	(Comb Redevel. )	6.875	08/01/2039	435,676
580,000	Lancaster, CA Redevel. Agency Tax Allocation
	(Comb Redevel. )	6.875	08/01/2039	587,656
3,805,000	Lathrop, CA Special Tax Community Facilities
	District No. 03-2	7.000	09/01/2033	3,816,111
1,000,000	Lennox, CA School District COP	5.000	10/01/2034	1,088,560
50,000	Long Beach, CA Bond Finance Authority Natural
	Gas	5.500	11/15/2028	62,727

7 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$1,000,000	Long Beach, CA Bond Finance Authority Natural
	Gas	5.500%	11/15/2037	$ 1,327,360
1,300,000	Long Beach, CA Harbor Revenue	5.000	05/15/2037	1,518,205
14,670,000	Long Beach, CA Harbor Revenue	5.000	05/15/2040	16,991,527
5,910,000	Long Beach, CA Harbor Revenue	5.000	05/15/2043	6,822,622
8,175,000	Long Beach, CA Unified School District	5.000	08/01/2036	9,684,268
1,200,000	Los Alamitos, CA Unified School District COP	0.000 [3]	08/01/2034	1,199,784
7,000,000	Los Angeles County, CA MTA (Green Bond)	5.000	07/01/2044	8,433,320
10,000,000	Los Angeles, CA Community College District	4.000	08/01/2037	10,586,800
2,075,000	Los Angeles, CA Community Devel. Agency
	(Adelante Eastside Redevel. )	6.500	09/01/2039	2,110,005
3,500,000	Los Angeles, CA Dept. of Airports	5.000	05/15/2032	4,227,230
4,365,000	Los Angeles, CA Dept. of Airports	5.000	05/15/2033	4,996,572
15,145,000	Los Angeles, CA Dept. of Airports[4]	5.000	05/15/2033	18,191,059
5,795,000	Los Angeles, CA Dept. of Airports	5.000	05/15/2034	6,612,501
12,000,000	Los Angeles, CA Dept. of Airports[4]	5.000	05/15/2034	14,365,200
22,350,000	Los Angeles, CA Dept. of Airports	5.000	05/15/2047	25,697,359
2,500,000	Los Angeles, CA Dept. of Airports (Los Angeles
	International Airport)	5.000	05/15/2038	2,931,125
8,250,000	Los Angeles, CA Dept. of Water & Power	5.000	07/01/2041	9,691,770
15,525,000	Los Angeles, CA Dept. of Water & Power	5.000	07/01/2042	18,312,514
16,500,000	Los Angeles, CA Dept. of Water & Power[4]	5.000	07/01/2047	19,371,935
16,300,000	Los Angeles, CA Harbor Dept.[4]	5.250	08/01/2034	16,452,731
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.000	06/01/2029	2,005,600
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.250	06/01/2034	2,005,820
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.375	06/01/2039	501,505
645,000	Los Angeles, CA IDA (Santee Court Parking
	Facility)	5.000	12/01/2020	641,014
4,000,000	Los Angeles, CA Municipal Improvement Corp.
	(Real Property)	6.000	09/01/2039	4,059,960
3,185,000	Lynwood, CA Public Finance Authority	5.250	06/01/2048	3,800,565
85,000	Madera County, CA COP (Valley Children's
	Hospital)	5.750	03/15/2028	85,302
250,000	Marina, CA Redevel. Agency Tax Allocation	5.000	09/01/2038	273,977
50,000	Maywood, CA Public Financing Authority	7.000	09/01/2038	50,070
1,750,000	McFarland, CA Unified School District	5.500	11/01/2038	2,044,717
1,375,000	Mendota, CA Joint Powers Financing Authority
	Wastewater	5.150	07/01/2035	1,375,866
1,000,000	Menifee, CA Union School District Special Tax	5.000	09/01/2033	1,164,900
1,000,000	Menifee, CA Union School District Special Tax	5.000	09/01/2043	1,103,720
1,500,000	Menifee, CA Union School District Special Tax	5.000	09/01/2048	1,651,965
3,020,000	Merced, CA City School District	5.000	08/01/2048	3,578,338
1,500,000	Montebello, CA Public Financing Authority
	(Montebello Hotel)	5.000	12/01/2033	1,504,455
2,050,000	Moreno Valley, CA Unified School District
	Community Facilities District No. 2004-4	5.000	09/01/2045	2,215,906
485,000	Moreno Valley, CA Unified School District
	Community Facilities District No. 2015-2	5.000	09/01/2048	528,340

8 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 435,000	Moreno Valley, CA Unified School District
	Community Facilities District No. 2015-5	5.000%	09/01/2044	$ 474,907
655,000	Murrieta, CA Community Facilities District Special
	Tax (Golden City)	5.000	09/01/2042	722,943
1,500,000	Norco, CA Community Redevel. Agency	5.000	03/01/2030	1,708,290
2,000,000	Norco, CA Redevel. Agency Tax Allocation	6.000	03/01/2036	2,074,800
10,000,000	Northern CA Energy Authority	4.000 [8]	07/01/2049	10,818,200
4,115,000	Northern Humboldt, CA Union High School
	District	5.000	08/01/2043	4,660,855
1,250,000	Northern Humboldt, CA Union High School
	District	6.500	08/01/2034	1,390,812
2,000,000	Northern, CA Inyo County Local Hospital District	6.375	12/01/2025	2,070,460
8,680,000	Oak Grove, CA School District	0.000 [3]	08/01/2038	4,684,683
5,755,000	Oak Grove, CA School District	0.000 [3]	08/01/2042	3,064,135
1,000,000	Oak Valley, CA Hospital District	7.000	11/01/2035	1,029,050
250,000	Oakland, CA Unified School District	6.500	08/01/2022	253,132
250,000	Oakland, CA Unified School District	6.500	08/01/2023	253,132
250,000	Oakland, CA Unified School District	6.500	08/01/2024	253,133
1,000,000	Ontario, CA Community Facilities District No. 25
	Special Tax (Park Place Facilities)	5.000	09/01/2049	1,098,310
1,135,000	Ontario, CA Improvement Bond Act 1915
	Assessment District No. 108	7.500	09/02/2020	1,158,608
1,350,000	Orange County, CA Community Facilities District
	(Esencia Village)	5.000	08/15/2031	1,511,406
14,055,000	Orange County, CA Local Transportation Authority	5.000	02/15/2041	17,069,095
1,250,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2032	1,420,750
1,500,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2033	1,702,335
850,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2034	961,835
40,000	Palm Desert, CA Financing Authority	5.000	08/01/2033	40,414
65,000	Palm Springs, CA Airport Passenger Facilities
	(Palm Springs International Airport)	5.450	07/01/2020	65,029
305,000	Palm Springs, CA Airport Passenger Facilities
	(Palm Springs International Airport)	5.550	07/01/2028	305,156
250,000	Palm Springs, CA Airport Passenger Facilities
	(Palm Springs International Airport)	6.400	07/01/2023	250,300
170,000	Palm Springs, CA Airport Passenger Facilities
	(Palm Springs International Airport)	6.500	07/01/2027	170,177
445,000	Palm Springs, CA Community Redevel. Agency
	Tax Allocation	5.000	09/01/2032	507,144
1,355,000	Palmdale, CA Community Facilities District
	Special Tax	5.400	09/01/2035	1,365,244
5,475,000	Palmdale, CA Community Facilities District
	Special Tax	6.125	09/01/2037	5,489,947
4,480,000	Palmdale, CA Community Facilities District
	Special Tax	6.250	09/01/2035	4,494,918
4,835,000	Palomar, CA Health (Palomar Health/Arch Health
	Partners Obligated Group)	5.000	11/01/2042	5,322,126
235,000	Perris, CA Elementary School District	6.000	08/01/2029	281,763
290,000	Perris, CA Elementary School District	6.000	08/01/2030	346,405

9 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 1,000,000	Pixley, CA Union School District (Pixley Union
	Elementary School District)	5.250%	08/01/2044	$ 1,151,520
50,000	Pomona, CA Unified School District	6.150	08/01/2030	56,763
1,975,000	Poway, CA Unified School District Public
	Financing Authority Special Tax	5.000	09/01/2035	2,310,869
2,000,000	Richmond, CA Joint Powers Financing Authority
	(Civic Center)	5.750	08/01/2029	2,019,120
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest
	Redevel. )	6.250	06/30/2037	2,637,025
10,530,000	Rio Hondo, CA Community College District	0.000 [3]	08/01/2042	11,763,695
527,564	Riverbank, CA Redevel. Agency (Riverbank
	Reinvestment)[5]	5.000	08/01/2032	472,170
535,000	Riverside County, CA Community Facilities District
	Special Tax No. 07-2 (Clinton Keith)	5.000	09/01/2045	595,573
3,000,000	Riverside County, CA Redevel. Agency (Desert
	Communities)	6.000	10/01/2037	3,191,610
1,000,000	Riverside County, CA Redevel. Agency (Jurupa
	Valley Redevel. )	0.000 [3]	10/01/2027	1,235,530
1,000,000	Riverside County, CA Redevel. Agency (Jurupa
	Valley Redevel. )	0.000 [3]	10/01/2031	1,222,610
1,325,000	Riverside County, CA Redevel. Agency (Jurupa
	Valley Redevel. )	6.500	10/01/2025	1,474,195
1,200,000	Riverside County, CA Redevel. Agency (Jurupa
	Valley Redevel. )	6.750	10/01/2030	1,337,652
1,050,000	Riverside, CA Special Tax Community Facilities
	District No. 92-1, Series A	5.300	09/01/2034	1,051,628
1,000,000	Ross Valley, CA School District	5.500	08/01/2041	1,083,870
2,200,000	Sacramento County, CA Airport System	5.000	07/01/2038	2,595,252
7,810,000	Sacramento County, CA Airport System	5.000	07/01/2039	9,189,715
1,050,000	Sacramento County, CA Hsg. Authority (Vintage
	Willow Creek Senior Apartments)	5.250	06/01/2027	1,050,735
1,400,000	Sacramento, CA City Financing Authority (North
	Natomas CFD No. 2)	6.250	09/01/2023	1,421,280
1,290,000	Sacramento, CA Special Tax (North Natomas
	Community Facilities District No. 4)	5.000	09/01/2032	1,453,701
1,200,000	Sacramento, CA Special Tax (North Natomas
	Community Facilities District No. 4)	5.000	09/01/2033	1,349,052
1,600,000	San Bernardino County, CA Special Tax (Lytle
	Creek North)	5.000	09/01/2045	1,743,680
1,375,000	San Bernardino, CA Joint Powers Financing
	Authority (Central City)	5.750	07/01/2020	1,412,139
195,000	San Bernardino, CA Joint Powers Financing
	Authority (Police Station)	5.500	09/01/2020	195,624
10,000	San Bernardino, CA Joint Powers Financing
	Authority (Police Station)	5.500	09/01/2024	10,031
1,175,000	San Bernardino, CA Mountains Community
	Hospital District COP	5.000	02/01/2027	1,175,964
3,235,000	San Bernardino, CA Mountains Community
	Hospital District COP	5.000	02/01/2037	3,236,423

10 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 3,000,000	San Buenaventura, CA Community Memorial
	Health Systems	8.000%	12/01/2031	$ 3,375,870
5,780,000	San Diego County, CA Redevel. Agency (Gillespie
	Field)	5.750	12/01/2032	5,791,098
10,000,000	San Diego County, CA Water Authority	5.000	05/01/2033	11,909,200
10,000,000	San Diego County, CA Water Authority	5.000	05/01/2034	11,855,300
10,125,000	San Diego County, CA Water Authority	5.000	05/01/2037	11,893,838
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower
	Apartments)	5.000	05/01/2029	3,154,620
14,155,000	San Diego, CA Unified School District	4.000	07/01/2047	15,141,887
1,000,000	San Francisco, CA Bay Area Rapid Transit District	5.000	07/01/2031	1,181,770
1,000,000	San Francisco, CA City & County Airports
	Commission	5.000	05/01/2031	1,081,030
1,930,000	San Francisco, CA City & County Airports
	Commission	5.000	05/01/2042	2,228,166
12,020,000	San Francisco, CA City & County Airports
	Commission	5.000	05/01/2043	14,050,899
5,275,000	San Francisco, CA City & County Airports
	Commission	5.000	05/01/2047	6,070,048
13,250,000	San Francisco, CA City & County Airports
	Commission	5.000	05/01/2048	15,415,713
15,540,000	San Francisco, CA City & County Airports
	Commission (San Francisco International Airport)	5.000	05/01/2046	17,654,217
7,250,000	San Francisco, CA City & County Public Utilities
	Commission	5.000	10/01/2043	8,632,285
500,000	San Francisco, CA City & County Redevel. Agency
	(Mission Bay South Public Improvements)	5.000	08/01/2031	541,500
2,000,000	San Francisco, CA City & County Redevel.
	Financing Authority (Mission Bay North Redevel. )	6.500	08/01/2039	2,025,060
400,000	San Francisco, CA City & County Redevel.
	Financing Authority (Mission Bay North Redevel. )	6.750	08/01/2033	436,872
500,000	San Francisco, CA City & County Redevel.
	Financing Authority (Mission Bay North Redevel. )	7.000	08/01/2033	547,875
1,500,000	San Francisco, CA City & County Redevel.
	Financing Authority (Mission Bay South Redevel. )	6.625	08/01/2039	1,519,065
500,000	San Francisco, CA City & County Redevel.
	Financing Authority (San Francisco Redevel. )	6.500	08/01/2032	506,265
545,000	San Francisco, CA City & County Redevel.
	Financing Authority (San Francisco Redevel. )	6.625	08/01/2039	551,998
500,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2032	548,845
250,000	San Jacinto, CA Unified School District Special Tax	5.000	09/01/2043	272,388
25,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2032	25,070
1,000,000	San Jose, CA Airport (Norman Y Mineta San Jose
	International Airport)	5.000	03/01/2025	1,055,120
35,000	San Jose, CA Improvement Bond Act 1915	5.875	09/02/2023	36,161
3,150,000	San Jose, CA Multifamily Hsg. (El Parador
	Apartments)	6.200	01/01/2041	3,150,693
4,025,000	San Jose, CA Multifamily Hsg. (Fallen Leaves
	Apartments)	5.100	12/01/2032	4,028,019

11 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 25,000	San Jose, CA Special Tax Community Facilities
	District No. 9 (Bailey Highway 101)	6.600%	09/01/2027	$ 25,012
10,000,000	San Marcos, CA Unified School District4	5.250	08/01/2031	10,864,250
750,000	San Marcos, CA Unified School District Special
	Tax	5.000	09/01/2048	825,696
10,000,000	San Mateo County, CA Community College
	District	5.000	09/01/2045	12,053,300
18,075,000	San Mateo County, CA Joint Powers Financing
	Authority	5.000	07/15/2043	21,508,708
12,695,000	Santa Barbara County, CA Solid Waste System	5.000	12/01/2037	14,904,311
5,000,000	Santa Barbara County, CA Solid Waste System	5.000	12/01/2038	5,845,000
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown
	Apartments)	5.850	08/01/2031	1,001,400
2,070,000	Santa Clara County, CA Hsg. Authority (Rivertown
	Apartments)	6.000	08/01/2041	2,072,277
3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation
	(Bayshore North)	5.750	06/01/2026	3,267,930
8,395,000	Santa Cruz County, CA Redevel. Agency (Live
	Oak/Soquel Community)	7.000	09/01/2036	8,545,522
1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation
	(Earthquake Recovery Redevel. )	5.875	07/01/2036	1,906,293
2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation
	(Earthquake Recovery Redevel. )	5.875	07/01/2042	2,824,666
1,525,000	Saugus, CA Union School District Community
	Facilities District No. 2006	11.625	09/01/2038	1,575,112
2,865,000	Saugus, CA Union School District Community
	Facilities District No. 2006	11.625	09/01/2038	2,959,144
5,000,000	Sequoia, CA Unified High School District	6.000	07/01/2043	5,496,350
1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation	7.000	10/01/2026	1,869,348
2,000,000	South Bayside, CA Waste Management Authority
	(Shoreway Environmental)	6.000	09/01/2036	2,027,880
4,150,000	South El Monte, CA Improvement District	5.000	08/01/2035	4,715,230
790,000	Southern CA Mono Health Care District	5.000	08/01/2021	842,424
2,085,000	Southern CA Public Power Authority	5.000	11/01/2033	2,561,506
13,000,000	Southern CA Public Power Authority	5.000	07/01/2035	14,927,510
470,000	Southern CA Public Power Authority	5.250	11/01/2022	516,554
50,000	Southern CA Public Power Authority	5.250	11/01/2023	55,958
250,000	Southern CA Public Power Authority	5.250	11/01/2026	295,528
205,000	Southern CA Public Power Authority Natural Gas	5.000	11/01/2028	244,231
165,000	Southern CA Public Power Authority Natural Gas	5.000	11/01/2029	197,812
2,255,000	Southern CA Public Power Authority Natural Gas	5.250	11/01/2027	2,703,565
4,000,000	Southern CA Tobacco Securitization Authority
	(TASC)	5.000	06/01/2037	4,023,360
225,000	Stockton, CA Public Financing Authority (Parking)	5.125	09/01/2030	225,043
1,000,000	Stockton, CA Redevel. Agency	5.000	09/01/2034	1,166,860
1,000,000	Susanville, CA Public Financing Authority (Utility
	Enterprises)	5.500	06/01/2030	1,012,930
3,000,000	Tahoe-Truckee, CA Unified School District	5.000	08/01/2039	3,508,710
950,000	Tahoe-Truckee, CA Unified School District	5.000	08/01/2041	1,104,242

12 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 25,000	Tracy, CA Operating Partnership Joint Powers
	Authority	4.500%	03/01/2037	$ 25,032
500,000	Tulare, CA Health Care District	6.500	08/01/2026	505,130
375,000	Twentynine Palms, CA Redevel. Agency Tax
	Allocation (Four Corners)	7.125	09/01/2026	423,308
500,000	Twentynine Palms, CA Redevel. Agency Tax
	Allocation (Four Corners)	7.400	09/01/2032	567,550
415,000	Twentynine Palms, CA Redevel. Agency Tax
	Allocation (Four Corners)	7.400	09/01/2032	471,067
425,000	Twentynine Palms, CA Redevel. Agency Tax
	Allocation (Four Corners)	7.650	09/01/2042	484,840
12,840,000	University of California[4]	5.000	05/15/2037	15,085,416
15,000,000	University of California[4]	5.000	05/15/2038	16,681,100
5,000,000	University of California	5.000	05/15/2042	5,869,800
16,000,000	University of California	5.000	05/15/2043	19,078,240
4,000,000	University of California	5.000	05/15/2048	4,736,280
1,030,000	Upland, CA Community Facilities District Special
	Tax (Improvement Area No. 2 Colonies San
	Antonio)	5.000	09/01/2029	1,120,681
1,080,000	Upland, CA Community Facilities District Special
	Tax (Improvement Area No. 2 Colonies San
	Antonio)	5.000	09/01/2030	1,173,431
1,000,000	Vernon, CA Electric System	5.125	08/01/2033	1,065,880
4,000,000	Vernon, CA Electric System	5.500	08/01/2041	4,282,680
65,000	Vernon, CA Redevel. Agency Tax Allocation	5.000	09/01/2035	65,058
500,000	Victorville, CA Special Tax Community Facilities
	District 07-01	5.350	09/01/2042	517,470
445,000	West Covina, CA Public Financing Authority	5.000	05/01/2031	521,113
1,500,000	West Hollywood, CA Community Devel.
	Commission Tax Allocation (East Side Redevel. )	7.500	09/01/2042	1,703,430
610,000	West Patterson, CA Financing Authority Special
	Tax Community Facilities District No. 2015-1	5.250	09/01/2035	641,439
1,550,000	West Patterson, CA Financing Authority Special
	Tax Community Facilities District No. 2015-1	5.250	09/01/2045	1,605,552
2,300,000	Woodland, CA Finance Authority	6.000	03/01/2036	2,470,545
1,500,000	Woodland, CA Finance Authority	6.000	03/01/2041	1,609,815
1,150,000	Woodland, CA Special Tax Community Facilities
	District No. 2004-1	5.000	09/01/2044	1,267,197
			1,381,044,483

U. S. Possessions—8.1%
1,000,000	Guam International Airport Authority	6.000	10/01/2034	1,160,910
2,500,000	Guam International Airport Authority	6.125	10/01/2043	2,892,225
250,000	Guam Power Authority, Series A	5.000	10/01/2023	273,897
320,000	Guam Power Authority, Series A	5.000	10/01/2024	351,270
570,000	Guam Power Authority, Series A	5.000	10/01/2030	625,301
1,915,000	Northern Mariana Islands Ports Authority, Series
	A	5.500	03/15/2031	1,843,877

13 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
U. S. Possessions (Continued)
$ 1,080,000	Northern Mariana Islands Ports Authority, Series
	A	6.250%	03/15/2028	$ 1,026,011
6,000,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	6,022,500
2,935,000	Puerto Rico Aqueduct & Sewer Authority	6.125 [3]	07/01/2024	3,026,719
3,640,000	Puerto Rico Children's Trust Fund (TASC)	5.375	05/15/2033	3,678,366
8,455,000	Puerto Rico Children's Trust Fund (TASC)	5.500	05/15/2039	8,549,442
500,000	Puerto Rico Commonwealth GO5	5.250	07/01/2030	363,750
1,450,000	Puerto Rico Commonwealth GO5	5.375	07/01/2030	946,125
1,480,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2020	1,516,630
1,000,000	Puerto Rico Commonwealth GO, FGIC[9]	5.500	07/01/2021	818,750
5,000,000	Puerto Rico Commonwealth GO5	5.500	07/01/2026	2,662,500
1,615,000	Puerto Rico Commonwealth GO5	5.500	07/01/2027	859,987
4,525,000	Puerto Rico Commonwealth GO5	5.750	07/01/2028	2,409,562
1,020,000	Puerto Rico Commonwealth GO5	5.750	07/01/2038	742,050
80,000	Puerto Rico Commonwealth GO, AGC	6.000	07/01/2036	82,586
2,500,000	Puerto Rico Commonwealth GO5	6.000	07/01/2039	1,818,750
3,000,000	Puerto Rico Commonwealth GO5	6.500	07/01/2037	2,197,500
1,000,000	Puerto Rico Commonwealth GO5	6.500	07/01/2040	655,000
476,247	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	394,094
476,247	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	394,094
453,432	Puerto Rico Electric Power Authority[5]	10.000	01/01/2021	375,215
453,432	Puerto Rico Electric Power Authority[5]	10.000	07/01/2021	375,215
151,144	Puerto Rico Electric Power Authority[5]	10.000	01/01/2022	125,072
151,143	Puerto Rico Electric Power Authority[5]	10.000	07/01/2022	125,071
4,000,000	Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2042	3,240,000
1,000,000	Puerto Rico Electric Power Authority, Series A5	5.050	07/01/2042	810,000
7,350,000	Puerto Rico Electric Power Authority, Series A5	6.750	07/01/2036	6,027,000
2,500,000	Puerto Rico Highway & Transportation Authority[5]	5.500	07/01/2030	2,012,500
100,000	Puerto Rico Infrastructure, FGIC[9]	5.500	07/01/2020	80,000
1,220,000	Puerto Rico Infrastructure (Mepsi Campus)[5]	6.500	10/01/2037	247,050
170,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	170,653
225,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	225,563
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	6,062,569
1,210,000	Puerto Rico ITEMECF (Guaynabo Municipal
	Government Center)	5.625	07/01/2022	1,092,025
7,255,000	Puerto Rico Public Buildings Authority[5]	6.000	07/01/2041	5,078,500
5,000,000	Puerto Rico Public Buildings Authority[5]	6.750	07/01/2036	3,825,000
3,586,343	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.242 [2]	08/01/2043	3,147,016
3,817,508	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.252 [2]	08/01/2042	3,349,863
1,180,941	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.330 [2]	08/01/2043	972,800
1,257,086	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.344 [2]	08/01/2042	1,035,525
1,616,000	Puerto Rico Sales Tax Financing Corp. , Series A	4.825 [2]	07/01/2031	965,382
11,940,000	Puerto Rico Sales Tax Financing Corp. , Series A	4.861 [2]	07/01/2033	6,392,437
240,000	Puerto Rico Sales Tax Financing Corp. , Series A-1	3.973 [2]	07/01/2024	201,953
404,000	Puerto Rico Sales Tax Financing Corp. , Series A-1	4.259 [2]	07/01/2027	303,384

14 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
U. S. Possessions (Continued)
$ 419,000	Puerto Rico Sales Tax Financing Corp. , Series A-1	4.500%	07/01/2034	$ 426,106
212,000	Puerto Rico Sales Tax Financing Corp. , Series A-1	4.550	07/01/2040	208,309
395,000	Puerto Rico Sales Tax Financing Corp. , Series A-1	4.560 [2]	07/01/2029	264,891
1,556,000	Puerto Rico Sales Tax Financing Corp. , Series A-1	4.750	07/01/2053	1,490,026
8,179,000	Puerto Rico Sales Tax Financing Corp. , Series A-1	5.000	07/01/2058	8,081,343
5,445,000	Puerto Rico Sales Tax Financing Corp. , Series A-1	5.894 [2]	07/01/2046	1,257,033
4,436,000	Puerto Rico Sales Tax Financing Corp. , Series A-1	5.951 [2]	07/01/2051	765,742
2,154,000	Puerto Rico Sales Tax Financing Corp. , Series A-2	4.550	07/01/2040	1,922,445
65,000	Puerto Rico Sales Tax Financing Corp. , Series A-2	4.750	07/01/2053	56,492
865,000	Puerto Rico Sales Tax Financing Corp. , Series A-2	5.000	07/01/2058	766,044
2,190,000	University of Puerto Rico, Series P	5.000	06/01/2030	2,168,100
3,055,000	V. I. Public Finance Authority (Matching Fund Loan
	Note)	5.000	10/01/2019	3,016,813
840,000	V. I. Public Finance Authority (Matching Fund Loan
	Note)	5.000	10/01/2032	812,700
				112,787,733

Total Investments, at Value (Cost $1,450,832,463) —106.9%			1,493,832,216
Net Other Assets (Liabilities) —(6.9)				(96,900,310)
Net Assets—100.0%			$1,396,931,906

Footnotes to Statement of Investments
1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.
2. Zero coupon bond reflects effective yield on the original acquisition date.
3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.
5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.  See Note 4 of the accompanying Notes.
6. The value of this security was determined using significant unobservable inputs.  See Note 3 of the accompanying
Notes.
7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.
8. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
9. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
AcadF	Academy Foundation

15 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

AFound	Archival Foundation
AGC	Assured Guaranty Corp.
AMF	Academy Museum Foundation
AOMPAAS	Academy of Motion Pictures Arts and Sciences
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHCC	Community Hospitals of Central California
CHF	City Hospital Foundation
COFINA	Corporación del Fondo de Interés Apremiante
COP	Certificates of Participation
EMC	Eden Medical Center
FCHMC	Fresno Community Hospital & Medical Center
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MPHS	Mills-Peninsula Health Services
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NCCD	National Campus and Community Development
NPFGC	National Public Finance Guarantee Corp.
OCEAA	Orange County Educational Arts Academy
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
TVSRF	The Vince Street Archive Foundation
V. I.	United States Virgin Islands

16 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Rochester California Municipal Fund* (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940
(“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income.
The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the
“Manager”), a wholly-owned subsidiary of Invesco OppenheimerFunds, Inc. (“OFI” or the
“Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Rochester
California Municipal Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds).

17 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes at period end based on valuation input level:

18 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$ 1,378,509,463	$2,535,020	$1,381,044,483
U. S. Possessions	—	112,787,733	—	112,787,733
Total Assets	$—	$ 1,491,297,196	$2,535,020	$1,493,832,216

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Transfers out of
	Level 2*	Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$516,879	$ (516,879)
Total Assets	$516,879	$ (516,879)

* Transferred from Level 3 to Level2 due to the availability of market data for this security.

3. Investments and Risks
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.
    An inverse floating rate security is created as part of a financial transaction referred to as a
“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).
The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal

19 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-
term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the
Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.
    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase
(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
    The Fund’s investments in inverse floating rate securities involve certain risks. As short-
term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All

20 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing
(or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling.
Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as
“mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-
sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-
term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the

21 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/
reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $41,790,000.
    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $205,585,194 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $114,825,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$5,000,000	CA Dept. of Water Resources (Center Valley)
	Tender Option Bond Series 2015-XF2030 Trust[3]	7.669%	12/1/35	$5,590,750
8,385,000	CA GO Tender Option Bond Series 2016-XF2372
	Trust[3]	9.427	9/1/34	12,516,709
7,110,000	CA Health Facilities Financing Authority
	(Providence Health & Services) Tender Option Bond
	Series 2015-XF0036 Trust	8.259	10/1/39	7,333,894
3,375,000	CA Health Facilities Financing Authority (SHlth /
	EBPC / EMC / MCHlth / MPHS / PAMFHCR&E /
	SCHosp / SCVH / SEBH / SGMF Obligated Group)
	Tender Option Bond Series 2015-XF0236 Trust	12.644	8/15/31	4,423,005
7,500,000	East Bay, CA Municipal Utility District (Water
	System) Tender Option Bond Series 2015-XF2026
	Trust[3]	7.163	6/1/36	8,073,975
1,290,000	Grossmont, CA Union High School District Tender
	Option Bond Series 2015 XF-2141 Trust[3]	13.350	8/1/30	1,341,329
1,225,000	Grossmont, CA Union High School District Tender
	Option Bond Series 2015-XF2141-2 Trust[3]	13.370	8/1/31	1,273,841

22 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$5,050,000	Los Angeles, CA Dept. of Airports Tender Option
	Bond Series 2018-XF2563-1 Trust	9.570%	5/15/33	$ 8,096,059
4,000,000	Los Angeles, CA Dept. of Airports Tender Option
	Bond Series 2018-XF2563-2 Trust	9.573	5/15/34	6,365,200
5,500,000	Los Angeles, CA Dept. of Water & Power Tender
	Option Bond Series 2018-XF2562 Trust	9.633	7/1/47	8,371,935
8,150,000	Los Angeles, CA Harbor Dept. Tender Option Bond
	Series 2015-XF0035 Trust	7.755	8/1/34	8,302,731
5,000,000	San Marcos, CA Unified School District Tender
	Option Bond Series 2015-XF2029 Trust[3]	7.669	8/1/31	5,864,250
4,280,000	University of California Tender Option Bond Series
	2016-XF0524-1 Trust	9.436	5/15/37	6,525,416
5,000,000	University of California Tender Option Bond Series
	2016-XF0524-2 Trust	9.436	5/15/38	6,681,100
			$90,760,194

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the
Statement of Investments.
2. Represents the current interest rate for the inverse floating rate security.
3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.
    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).
However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund.
The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $114,825,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are

23 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$5,072,146
Sold securities	135,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment

Information concerning securities not accruing interest at period end is as follows:

Cost	$54,712,295
Market Value	$38,691,225
Market Value as % of Net Assets	2.77%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality

24 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)
securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class
I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution

25 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Subsequent Event (Continued)
agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

26 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND